UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	April 26, 2007
Amendment due to incorrect date.

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		84
Form 13F Information Table Value Total:		$156,388






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     4451   112887 SH       Sole                   112303               584
Abbott Laboratories            COM              002824100     2406    43110 SH       Sole                    43110
Allegheny Energy               COM              017361106      216     4400 SH       Sole                     4400
BP p.l.c. ADR                  COM              055622104     1423    21974 SH       Sole                    21974
BRE Properties                 COM              05564E106     3098    49056 SH       Sole                    48256               800
Bristol-Myers Squibb           COM              110122108     2503    90150 SH       Sole                    89450               700
Bunge Ltd.                     COM              G16962105     3622    44050 SH       Sole                    44050
Burlington Northern Santa Fe   COM              12189T104      326     4047 SH       Sole                     4047
CSX Corp.                      COM              126408103      505    12600 SH       Sole                    12600
Calpine Corporation            COM              131347106       82    39820 SH       Sole                    39820
Chesapeake Energy Corp.        COM              165167107     2637    85400 SH       Sole                    84400              1000
Chevron Corporation (fmly. Che COM              166764100     8541   115485 SH       Sole                   115023               462
ConocoPhillips                 COM              20825C104     1451    21226 SH       Sole                    21226
Consolidated Edison, Inc.      COM              209115104      214     4200 SH       Sole                     4200
Copart Inc.                    COM              217204106     1129    40300 SH       Sole                    40300
Corn Products International In COM              219023108     1360    38200 SH       Sole                    38200
DNP Select Income Fund (fmly.  COM              264324104     1696   150796 SH       Sole                   150796
Donnelley (RR) & Sons (New)    COM              257867101     2201    60150 SH       Sole                    59650               500
Dow Chemical Co.               COM              260543103      247     5382 SH       Sole                     5382
Du Pont                        COM              263534109     2668    53980 SH       Sole                    53980
Duke-Weeks Realty Corp.        COM              264411505      904    20800 SH       Sole                    20000               800
Edison International (formerly COM              281020107      507    10310 SH       Sole                    10310
Emerson Electric               COM              291011104     4257    98800 SH       Sole                    98200               600
ExxonMobil                     COM              30231g102     2279    30200 SH       Sole                    30200
General Electric               COM              369604103     1168    33039 SH       Sole                    33039
GlaxoSmithKline plc            COM              37733W105     3211    58100 SH       Sole                    57600               500
Hawaiian Electric              COM              419870100     1222    47000 SH       Sole                    47000
Healthcare Property Investors, COM              421915109     1848    51300 SH       Sole                    51300
Healthcare Realty Trust        COM              421946104      295     7900 SH       Sole                     7900
Heinz (H.J.)                   COM              423074103     2370    50300 SH       Sole                    50000               300
Hillenbrand Industries         COM              431573104      499     8400 SH       Sole                     8400
Intel Corp.                    COM              458140100      437    22861 SH       Sole                    22861
Johnson & Johnson              COM              478160104     2379    39472 SH       Sole                    39472
Kimberly-Clark                 COM              494368103     1497    21850 SH       Sole                    21850
Liberty Capital Series A       COM              53071M302      540     4880 SH       Sole                     4828                52
Liberty Interactive Series A   COM              53071M104      600    25194 SH       Sole                    24934               260
Lilly, Eli                     COM              532457108      852    15870 SH       Sole                    15870
Lincoln National Corp.         COM              534187109      824    12153 SH       Sole                    12153
Microsoft                      COM              594918104     2717    97504 SH       Sole                    96704               800
Nastech Pharmaceutical Co. Inc COM              631728409      734    68050 SH       Sole                    68050
Norfolk Southern               COM              655844108      304     6000 SH       Sole                     6000
Oracle Corp.                   COM              68389X105     2096   115584 SH       Sole                   115584
PACCAR Inc.                    COM              693718108      213     2900 SH       Sole                     2900
PG&E Corporation               COM              69331C108     1459    30230 SH       Sole                    30230
Pepsico Inc.                   COM              713448108     2502    39364 SH       Sole                    39064               300
Pfizer Inc.                    COM              717081103     1080    42775 SH       Sole                    42775
Pimco Floating Rate Strategy F COM              72201J104      947    49400 SH       Sole                    49400
Plum Creek Timber Company, Inc COM              729251108     3063    77700 SH       Sole                    77200               500
Procter & Gamble               COM              742718109    22846   361715 SH       Sole                   361228               487
Rayonier Inc.                  COM              754907103     1355    31500 SH       Sole                    31200               300
Royal Dutch Shell ADR Class A  COM              780259206      298     4500 SH       Sole                     4500
Safeguard Scientifics          COM              786449108      467   157850 SH       Sole                   157850
Schering Plough                COM              806605101     1311    51410 SH       Sole                    50910               500
Scottish Power PLC ADS (frmly  COM              81013t705      462     7361 SH       Sole                     7361
Telecom Corp. of New Zealand A COM              879278208     1205    44300 SH       Sole                    43800               500
TransCanada PL                 COM              893526103     2900    87150 SH       Sole                    86850               300
Unilever PLC                   COM              904767704     2812    93520 SH       Sole                    93520
Union Pacific Corp.            COM              907818108      412     4060 SH       Sole                     4060
United Dominion Realty Trust   COM              910197102      521    17000 SH       Sole                    17000
United Technologies            COM              913017109     2260    34776 SH       Sole                    34776
Verizon Corporation            COM              92343V104     1517    39996 SH       Sole                    39996
Washington REIT SBI            COM              939653101      262     7000 SH       Sole                     7000
iShares Dow Jones US Basic Mat COM              464287838     1838    28600 SH       Sole                    28400               200
iShares MSCI Japan Index       COM              464286848     1071    73500 SH       Sole                    72500              1000
iShares MSCI Singapore         COM              464286673     2171   175470 SH       Sole                   175470
ASA (Bermuda) Limited          COM              002050102     3830    59200 SH       Sole                    58700               500
Central Fund of Canada Ltd.    COM              153501101     3586   381467 SH       Sole                   381467
DRDGOLD Ltd (Fmly Durban Roode COM              26152H103       34    50500 SH       Sole                    50500
Freeport McMoRan Copper & Gold COM              35671D857     1165    17600 SH       Sole                    17600
Goldcorp, Inc.                 COM              380956409     3423   142500 SH       Sole                   141000              1500
Hecla Mining                   COM              422704106      878    96900 SH       Sole                    96900
IAMGOLD Corporation            COM              450913108      747    97000 SH       Sole                    97000
IShares Silver Trust           COM              46428Q109      364     2725 SH       Sole                     2725
Kinross Gold Corporation       COM              496902404      458    33200 SH       Sole                    33200
Newmont Mining                 COM              651639106     5414   128932 SH       Sole                   127932              1000
Pan American Silver Corp.      COM              697900108     3101   104810 SH       Sole                   104810
streetTracks Gold Shares       COM              863307104      516     7850 SH       Sole                     7850
Aegon 6.375% Pfd. Callable 6/1 PFD              007924301      917    35500 SH       Sole                    35000               500
Citigroup Cap. VII Preferred   PFD              17306N203      956    37800 SH       Sole                    37300               500
ING Groep NV 6.125 Perpetual D PFD              456837509      453    18000 SH       Sole                    18000
Lehman Brothers Holdings 6.5%  PFD              524908720     2981   113700 SH       Sole                   112700              1000
Merrill Lynch & Co., Inc. Pfd. PFD              59021V839     1055    40500 SH       Sole                    40500
Royal Bank of Scotland 6.35% P PFD              780097770      818    32000 SH       Sole                    31000              1000
Templeton Global Income Fund   COM              880198106      409    42200 SH       Sole                    40200              2000